Submission	Jul. 28, 2026
Submission [Line Items]
Central Index Key	0000006201
Registrant Name	American Airlines Group Inc.
Registration File Number	333-293649
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES